SCHEDULE OF MATURITY ANALYSIS FOR LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
2025	$ 1,387,011	$ 1,444,834
2026	1,078,815	783,110
2027	847,067	652,262
2028	307,453	391,328
Finance leases, Total undiscounted lease payments	3,745,269	3,366,280
Less: imputed interest	(360,814)	(250,021)
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	3,384,455	3,116,259
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
2025	496,633
2026	245,473
2027	207,464
2028	190,597
2029 and thereafter	124,923
Finance leases, Total undiscounted lease payments	1,265,090
Less: imputed interest	(147,739)
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	$ 1,117,351	$ 644,275